Loans and borrowings	9 Months Ended
Sep. 30, 2022
Loans and borrowings
Loans and borrowings

20.Loans and borrowings

20.1.Composition of loans and borrowings

	Interest rate*		September 30,	December 31,
	2022	2021	2022	2021
			(Unaudited)
Local currency
Bonds	9.8%	9.1%	5,197,949	4,941,024
Syndicate loans	11.8%	5.4%	443,541	600,452
Lease liabilities (1)	7.6%	6.3%	829,123	823,922
Commercial loans and others	10.2%	7.8%	1,775,097	1,516,377
			8,245,710	7,881,775
Foreign currency
Bonds (2)	6.1%	5.7%	77,547,079	66,603,695
Commercial and syndicate loans	4.6%	3.5%	20,810,085	18,750,580
Loans from related parties (Nota 31)	2.7%	0.3%	770,036	1,483,701
Lease liabilities (1)	6.0%	6.0%	367,080	341,177
			99,494,280	87,179,153
			107,739,990	95,060,928
Current			22,614,434	9,206,283
Non–current			85,125,556	85,854,645
			107,739,990	95,060,928

* Weighted average effective interest rate for the end of each period.

(1)	Corresponds to the present value of the payments to be made during the term of the operating lease contracts for pipelines, tanks, real estate, and vehicles, recognized because of the implementation of IFRS 16 – Leases. See Note 16.
(2)	Corresponds to the increase in the exchange rate of $609 Colombian pesos per dollar.

During 2022, proceeds obtained from loans and borrowings totaled $10,458,560. The most significant loans and borrowings were obtained by: a) Ecopetrol S.A. for $6,010,259, which entered into i) a financing line for $5,384,315 (USD$1,200 million) for the advance payment of the credit contracted for the acquisition of ISA, and ii) a short-term financing with BNP Paribas for $625,944 (USD$160 million), and b) Interconexión Eléctrica S.A. E.S.P. for $4,369,744, of which $2,063,735 relates to an international issuance of corporate bonds issued by its the subsidiary, Consorcio Transmantaro S.A. for the repurchase of its 2023 international bond, and the remaining balance related to loans obtained to cover investment plans and projects in Brazil, Peru, and Chile.

The repayment of loans and borrowings totaled $11,614,789, and it mainly includes the advance payment of the credit contracted for the acquisition of ISA and the repurchase of international bonds issued by Consorcio Transmantaro S.A.

20.2.Fair value

The fair value of the financial obligations is $99,947,506 and $99,258,034 as of September 30, 2022 (unaudited) and December 31, 2021, respectively.

20.3.Maturity

The following is the maturity profile of loans and borrowings as of September 30, 2022:

	Up to 1 year	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	380,320	1,276,812	1,528,337	2,012,480	5,197,949
Syndicate loans	253,128	190,413	—	—	443,541
Lease liabilities	167,326	412,358	248,716	723	829,123
Commercial loans and others	283,806	565,368	619,110	306,813	1,775,097
	1,084,580	2,444,951	2,396,163	2,320,016	8,245,710
Foreign currency
Bonds	11,776,966	25,921,456	22,370,391	17,478,266	77,547,079
Syndicate loans	1,891,747	4,193,005	28,142	—	6,112,894
Commercial loans	6,977,769	7,325,784	266,320	127,318	14,697,191
Lease liabilities	113,336	220,051	33,693	—	367,080
Loans from related parties	770,036	—	—	—	770,036
	21,529,854	37,660,296	22,698,546	17,605,584	99,494,280
Balance as of September 30, 2022 (Unaudited)	22,614,434	40,105,247	25,094,709	19,925,600	107,739,990

20.4.Loans designated as hedging instrument

As of September 30, 2022 (unaudited), Ecopetrol Business Group has designated USD$14,089 million of debt in foreign currency as a hedging instrument; of which, USD$9,117 million correspond to the hedge of investments in companies with dollar functional currency and USD$4,972 million to the cash flow hedge for future crude oil exports. See Note 30.1 – Exchange rate risk.

20.5.Guarantees and covenants (unaudited)

As of September 30, 2022, the total value of the current guarantees provided by Interconexión Eléctrica S.A. E.S.P. and its companies, within the framework of the definition of paragraph 14 of IFRS 7, used to support growth in its different business units and ensure strategic commercial and operational viability amount to $20,252,997, mainly in: a) Chile for $15,132,439 in ISA Intervial, Ruta de la Araucaria, Ruta del Maipo, Ruta de los Ríos, Ruta del Loa, and ISA Interchile, b) Colombia in Ruta Costera for $2,679,000, and c) Brazil in ISA CTEEP for $2,441,558.

The syndicated loan acquired by Oleoducto Bicentenario de Colombia S.A.S. establishes as a requirement that this subsidiary maintain an established relationship of leverage and solvency and cash flow/debt service.